Abacus Settlements LLC - CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)		$ 9,516,626	$ 31,682,275
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense		63,033	4,282
Amortization of deferred financing fees		43,957	0
Changes in operating assets and liabilities:
Related party receivables		124,565	(130,873)
Accrued payroll and other expenses		3,829,825	0
Contract liability—deposits on pending settlements		(474,217)	0
Accounts payable		(40,014)	40,014
Net cash (used) provided in operating activities		(64,523,149)	10,693,254
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided (used) in investing activities		2,241,502	(3,704,646)
CASH FLOWS FROM FINANCING ACTIVITIES:
Payment of discounts and financing costs		(5,547,943)	0
Net cash provided by financing activities		57,817,492	22,961,795
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		(4,464,155)	29,950,403
CASH AND CASH EQUIVALENTS:
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	$ 30,052,823	30,052,823	102,420
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD		25,588,668	30,052,823
Abacus Settlements, LLC
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	(974,901)		(52,495)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation expense	19,157		25,184
Amortization expense	40,278		80,138
Amortization of deferred financing fees	11,725		7,817
Non-cash lease expense	1,210		1,631
Changes in operating assets and liabilities:
Related party receivables	397,039		187,622
Other receivables	101,203		(82,455)
Prepaid expenses	(198,643)		89,366
Other current assets	(26,211)		0
Other non-current assets			(7,246)
Certificate of deposit	0		656,250
State security deposit			(233)
Accrued payroll and other expenses	(17,466)		31,020
Contract liability—deposits on pending settlements	659,067		(1,356,641)
Accounts payable	(36,750)		36,750
Net cash (used) provided in operating activities	(24,292)		(383,292)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(108,394)		(64,099)
Purchase of intangible asset	0		(15,000)
Due from members and affiliates	(74,134)		15,088
Net cash provided (used) in investing activities	(182,528)		(64,011)
CASH FLOWS FROM FINANCING ACTIVITIES:
Due to members	(1,411)		(10,446)
Payment of discounts and financing costs			(23,450)
Distributions to members	(442,283)		(659,363)
Net cash provided by financing activities	(443,694)		(693,259)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(650,514)		(1,140,562)
CASH AND CASH EQUIVALENTS:
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	1,458,740	$ 1,458,740	2,599,302
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 808,226		$ 1,458,740